Exhibit 99.2

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2021, leases with a total base residual value of 46,586,916.15 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	March	$210,809,589.53
	April	$133,958,519.04	$3,035,075.61	48.50%	$74,986,342.95	36.12%
	May	$79,931,894.47	$1,876,712.32	29.99%	$53,104,622.87	25.58%
	June	$26,388,345.92	$684,822.61	10.94%	$53,428,461.40	25.74%
	July	$15,899,911.01	$427,403.34	6.83%	$10,249,249.30	4.94%
	August	$7,136,636.42	$196,212.57	3.14%	$8,680,533.70	4.18%
	September	$291,990.50	$8,523.11	0.14%	$6,887,130.50	3.32%
	October	$207,353.56	$6,352.77	0.10%	$80,471.00	0.04%
	November	$202,581.24	$6,352.77	0.10%	$0.00	0.00%
	December	$158,645.28	$5,772.09	0.09%	$39,707.00	0.02%
2022-	January	$126,460.51	$4,870.53	0.08%	$28,541.00	0.01%
	February	$85,103.56	$2,973.00	0.05%	$39,378.00	0.02%
	March	$35,962.79	$1,358.12	0.02%	$48,389.00	0.02%
	April	$23,452.93	$856.10	0.01%	$11,910.00	0.01%
	May	$15,814.32	$517.71	0.01%	$7,288.00	0.00%
	June	$0.00	$0.00	0.00%	$15,927.00	0.01%

Total			$6,257,802.65	100.00%	$207,607,951.72	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$213,865,754.37

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2021	Car	359	72.67%	$1,815	5.13%	13.64%
	CUV	1,182	76.46%	$2,884	7.66%	18.11%
	SUV	28	60.87%	$9,322	12.74%	29.56%
	Truck	188	55.46%	$5,178	9.71%	18.75%

	Total/Average	1,757	72.45%	$3,014	7.64%	17.84%

FEBRUARY 2021	Car	367	75.05%	$2,926	8.58%	22.38%
	CUV	900	71.94%	$3,556	9.42%	21.86%
	SUV	28	51.85%	$9,123	11.78%	25.41%
	Truck	165	50.30%	$6,559	12.29%	23.53%

	Total/Average	1,460	68.80%	$3,844	9.76%	22.41%

MARCH 2021	Car	328	62.24%	$4,349	12.83%	33.32%
	CUV	1,104	67.24%	$5,449	14.54%	33.42%
	SUV	45	70.31%	$13,945	17.75%	37.68%
	Truck	272	52.11%	$8,400	15.95%	30.35%

	Total/Average	1,749	63.48%	$5,920	14.72%	32.89%